UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX  75201

(Address of principal executive offices)(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Ranger Funds Investment Trust

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Quest for Income and Growth Fund

Investor Class (RFTDX)

Institutional Class (RFIDX)

SEMI-ANNUAL REPORT

JANUARY 31, 2018

(UNAUDITED)

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Ranger Small Cap Fund (“Small Cap Fund”) by the industry sub-sectors that the underlying securities represent, as a percentage of net assets.

Liabilities Less Other Assets -0.12%
Agriculture Fishing & Ranching 2.49%
Back Office Support HR & Consulting 6.99%
Banks: Diversified 4.18%
Banks: Savings/Thrifts & Mortgage Lending 5.66%
Biotechnology 6.27%
Building Materials 1.30%
Chemicals: Specialty 2.50%
Computer Services Software & Systems 14.87%
Cosmetics 3.62%
Diversified Materials & Processing 3.46%
Engineering & Contracting Services 1.02%
Foods 1.35%
Health Care Services 4.93%
Medical & Dental Instruments & Supplies 4.04%
Office Supplies Equipment 2.91%
Oil: Crude Producers 3.84%
Pharmaceuticals 7.06%
Recreational Vehicles & Boats 1.85%
Restaurants 0.92%
Semiconductors & Components 5.32%
Specialty Retail 3.08%
Textiles Apparel & Shoes 3.48%
Truckers 4.16%
Utilities: Telecommunications 1.49%
Short Term Investment 3.33%

Per the fee table in the December 1, 2017 prospectus, the Small Cap Fund’s total annual operating expense ratio was 1.41% for Institutional Class shares.  The total annual operating expense ratio after fee waiver and/or reimbursement was 1.10%.  Please refer to the financial highlights for updated information regarding the Small Cap Fund’s expense ratio.

Portfolio composition is subject to change.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

PORTFOLIO ANALYSIS

JANUARY 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Ranger Quest for Income and Growth Fund (“Quest for Income and Growth Fund”) by the industry sub-sectors that the underlying securities represent, as a percentage of net assets.

Wireless Telecommunication Services 1.90%
Automobiles 2.33%
Banks 11.68%
Beverages 4.89%
Biotechnology 3.39%
Capital Markets 8.75%
Chemicals 6.01%
Diversified Telecommunication Services 6.26%
Electric Utilities 0.99%
Energy Equipment & Services 1.78%
Food Products 0.98%
Hotels, Restaurants & Leisure 4.37%
Insurance 4.90%
Liabilities Less Other Assets -0.03%
Machinery 3.25%
Marine 1.06%
Master Limited Partnerships & Publicly Traded Partnerships 11.92%
Metals & Mining 1.98%
Oil, Gas & Consumable Fuels 3.26%
Pharmaceuticals 0.97%
Preferred Stocks 0.84%
Real Estate Investment Trusts 7.46%
Real Estate Management & Development 2.40%
Semiconductors & Semiconductor Equipment 3.17%
Short Term Investment Trust 1.61%
Software 3.88%

Per the fee table in the December 1, 2017 prospectus, the Quest for Income and Growth Fund's total annual operating expense ratio was 2.11% for Investor Class shares and 1.81% for Institutional Class shares.  The total annual operating expense ratio after fee waiver and/or reimbursement was 1.52% for Investor Class shares, and 1.27% for Institutional Class shares.  Please refer to the financial highlights for updated information regarding the Quest for Income and Growth Fund’s expense ratio.

Portfolio Composition is subject to change.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 96.79%

Agriculture, Fishing & Ranching - 2.49%
7,160	Calavo Growers, Inc.	$ 622,920

Back Office Support, HR & Consulting - 6.99%
10,500	WageWorks, Inc. *	635,775
8,240	Maximus, Inc.	561,803
12,395	WNS Holdings Ltd. ADR (India) *	551,082
		1,748,660
Banks: Diversified - 4.18%
19,675	Centerstate Banks, Inc.	511,353
3,400	South State Corp.	301,240
8,160	Veritex Holdings, Inc. *	232,642
		1,045,235
Banks: Savings/Thrifts & Mortgage Lending - 5.66%
44,170	Banc of California, Inc.	870,149
12,390	Legacy Texas Financial Group, Inc.	545,656
		1,415,805
Biotechnology - 6.27%
12,050	PRA Health Sciences, Inc. *	1,097,273
13,285	Repligen Corp. *	469,890
		1,567,163
Building Materials - 1.30%
20,430	PGT Innovations, Inc. *	325,859

Chemicals: Specialty - 2.50%
4,070	Quaker Chemical Corp.	626,373

Computer Services, Software & Systems - 14.87%
19,830	Pegasystems, Inc.	1,008,355
13,882	Qualys, Inc. *	867,625
16,352	MINDBODY, Inc. Class A *	574,773
4,045	Ellie Mae, Inc. *	378,207
7,810	Mercury Systems, Inc. *	375,036
11,600	Box, Inc. *	257,984
4,690	Broadsoft, Inc. *	257,481
		3,719,461
Cosmetics - 3.62%
13,897	Inter Parfums, Inc.	633,703
13,208	e.l.f. Beauty, Inc. *	271,556
		905,259

* Non-income producing securities during the period.

ADR - American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Shares		Value

Diversified Materials & Processing - 3.46%
14,860	Insteel Industries, Inc.	$ 465,564
3,925	Cabot Microelectronics Corp.	399,918
		865,482
Engineering & Contracting Services - 1.02%
3,325	TopBuild Corp. *	254,496

Foods - 1.35%
2,445	J&J Snack Foods Corp.	338,486

Health Care Services - 4.93%
7,470	Medidata Solutions, Inc. *	508,782
12,877	Tabula Rasa Healthcare, Inc. *	461,383
7,490	Cotiviti Holdings, Inc. *	262,150
		1,232,315
Medical & Dental Instruments & Supplies - 4.04%
4,940	Cantel Medical Corp.	547,994
4,076	Neogen Corp. *	240,606
6,385	LeMaitre Vascular, Inc.	222,198
		1,010,798
Office Supplies Equipment - 2.91%
24,680	Knoll, Inc.	566,159
10,754	Kornit Digital Ltd. (Israel) *	160,772
		726,931
Oil: Crude Producers - 3.84%
36,005	WildHorse Resource Development Corp. *	641,249
28,165	Callon Petroleum Co. *	319,673
		960,922
Pharmaceuticals - 7.06%
12,690	Cambrex Corp. *	715,081
11,830	Prestige Brands Holdings, Inc. *	494,849
9,300	Supernus Pharmaceuticals, Inc. *	363,165
2,455	Heska Corp. *	191,367
		1,764,462
Recreational Vehicles & Boats - 1.85%
4,184	LCI Industries, Inc.	461,286

Restaurants - 0.92%
8,870	Sonic Corp.	229,201

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Shares		Value

Semiconductors & Components - 5.32%
10,387	Ceva, Inc. *	$ 457,028
13,885	MaxLinear, Inc. Class A *	358,094
9,140	Inphi Corp. *	273,012
2,525	Silicon Laboratories, Inc. *	242,905
		1,331,039
Specialty Retail - 3.08%
10,112	SiteOne Landscape Supply, Inc. *	770,130

Textiles, Apparel & Shoes - 3.48%
18,810	Steven Madden Ltd. *	869,022

Truckers - 4.16%
13,760	SAIA, Inc. *	1,039,568

Utilities: Telecommunications - 1.49%
8,235	Cogent Communications Holdings, Inc.	371,399

TOTAL FOR COMMON STOCKS (Cost $19,345,111) - 96.79%		24,202,272

SHORT-TERM INVESTMENT - 3.33%
833,664	First American Government Obligation Fund - Class Z 1.20% ** (Cost $833,664)	833,664

TOTAL INVESTMENTS (Cost $20,178,775) *** - 100.12%		25,035,936

LIABILITIES LESS OTHER ASSETS - (0.12)%		(30,338)

NET ASSETS - 100.00%		$25,005,598

* Non-income producing securities during the period.

** The coupon rate shown represents the yield at January 31, 2018.

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $20,178,775 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)     $5,404,084

Gross Unrealized Depreciation (Tax)         (546,923)

Total                                                        $4,857,161

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2018 (UNAUDITED)

Shares		Value

COMMON STOCKS - 78.20%

Automobiles - 2.33%
4,508	Daimler AG (Germany) *	$ 412,477

Banks - 11.68%
6,340	J.P. Morgan Chase & Co.	733,348
575,820	Lloyds Banking Group PLC. (United Kingdom)	567,814
9,844	HSBC Holdings Plc. ADR (United Kingdom)	530,690
59,545	Intesa Sanpaolo SpA (Italy) *	233,546
		2,065,398
Beverages - 4.89%
636,103	Thai Beverage PCL. (Thailand) *	445,934
3,690	Anheuser-Busch InBev SA/NV ADR (Belgium)	418,741
		864,675
Biotechnology - 3.39%
5,340	Abbvie, Inc.	599,255

Capital Markets - 8.75%
3,720	CME Group, Inc.	570,946
9,080	Main Street Capital Corp. Class C	344,677
18,280	Golub Capital BDC, Inc.	332,148
18,770	Ares Capital Corp.	299,381
		1,547,152
Chemicals - 6.01%
8,071	DowDuPont, Inc.	610,006
3,774	Lyondellbasell Industries NV Class A	452,276
		1,062,282
Diversified Telecommunication Services - 6.26%
13,860	AT&T, Inc.	519,057
278,140	HKT Trust & HKT, Ltd. (Hong Kong)	346,658
5,181	BCE, Inc. (Canada)	241,979
		1,107,694
Electric Utilities - 0.99%
27,673	Enel Spa (Italy)	175,489

Energy Equipment & Services - 1.78%
35,050	Ocean Yield ASA (Norway)	315,678

Food Products - 0.98%
10,033	Marine Harvest ASA (Norway) *	173,509

* Non-income producing securities during the period.

ADR - American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Shares		Value

Hotels, Restaurants & Leisure - 4.37%
9,970	Las Vegas Sands Corp.	$ 772,874

Insurance - 4.90%
73,290	Insurance Australia Group (Australia)	427,255
2,570	Swiss RE AG ORD (Switzerland) *	253,290
795	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)*	187,009
		867,554
Machinery - 3.25%
3,061	Cummins, Inc.	575,468

Marine - 1.06%
28,660	Costamare, Inc. ADR (Monaco)	186,863

Metals & Mining- 1.98%
6,242	Rio Tinto PLC. ADR (United Kingdom)	350,239

Oil, Gas & Consumable Fuels - 3.26%
16,278	Royal Dutch Shell Plc. B (United Kingdom)	576,392

Pharmaceuticals - 0.97%
1,905	Novartis AG (Switzerland) *	171,564

Real Estate Management & Development - 2.40%
262,001	New World Development (Hong Kong)	424,003

Semiconductors & Semiconductor Equipment - 3.17%
12,360	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan) *	560,032

Software - 3.88%
7,230	Microsoft Corp.	686,922

Wireless Telecommunication Services - 1.90%
26,890	Tele2 AB (Sweden) *	336,029

TOTAL FOR COMMON STOCKS (Cost $11,454,234) - 78.20%		13,831,549

REAL ESTATE INVESTMENT TRUSTS - 7.46%

Equity Real Estate Investment Trust- 2.39%
200,936	Ascendas Real Estate Investment Trust (Singapore)	422,592

* Non-income producing securities during the period.

ADR - American Depositary Receipts.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Shares		Value

Mortgage Real Estate Investment Trust- 5.07%
17,542	Blackstone Mortgage Trust, Inc. Class A	$ 543,802
17,354	Starwood Property Trust, Inc.	353,848
		897,650

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,262,645) - 7.46%		1,320,242

PREFERRED STOCKS - 0.84%

Capital Markets - 0.84%
6,660	Goldman Sachs Group, Inc. 4.000% Perpetual	148,418

TOTAL FOR PREFERRED STOCKS (Cost $157,823) - 0.84%		148,418

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 11.92%

Capital Markets - 5.78%
16,150	Blackstone Group, L.P.	590,282
17,923	KKR & Co. L.P.	431,586
		1,021,868
Electric Utilities - 2.82%
11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	498,044

Oil, Gas & Consumable Fuels - 1.90%
12,163	Enterprise Products Partners L.P.	335,942

Real Estate Management & Development - 1.42%
13,940	Landmark Infrastructure Partners, L.P.	252,314

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $1,663,686) - 11.92%		2,108,168

SHORT-TERM INVESTMENT - 1.61%
284,946	First American Government Obligation Fund - Class Z 1.20% ** (Cost $284,946)	284,946

 ** The coupon rate shown represents the yield at January 31, 2018.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Value

TOTAL INVESTMENTS (Cost $14,823,334) *** - 100.03%	17,693,323

LIABILITIES LESS OTHER ASSETS - (0.03)%	(4,830)

NET ASSETS - 100.00%	$17,688,493

*** Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $14,823,334 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Gross Unrealized Appreciation (Tax)                             $ 3,012,820

Gross Unrealized Depreciation (Tax)                                  (142,831)

Total                                                             $2,869,989

\

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2018 (UNAUDITED)

	Small Cap Fund	Quest for Income and Growth Fund
Assets:
Investments In Securities, At Value (Cost $20,178,775 and $14,823,334)	$ 25,035,936	$ 17,693,323
Cash	1,000	-
Receivables:
Dividends and Interest	710	30,558
Shareholder Subscriptions	-	-
Securities Sold	-	-
Prepaid Expenses	2,724	1,635
Total Assets	25,040,370	17,725,516
Liabilities:
Payables:
Advisory Fees	12,098	12,312
Distribution (12b-1) Fees	-	453
Trustee Fees	1,146	1,146
Other Expenses	21,528	23,112
Total Liabilities	34,772	37,023
Net Assets	$ 25,005,598	$ 17,688,493

Net Assets Consist Of:
Paid In Capital	$ 19,419,109	$ 15,903,563
Accumulated Net Investment Loss	(51,133)	(23,837)
Accumulated Realized Gain (Loss) On Investments	780,461	(1,061,222)
Unrealized Appreciation In Value of Investments	4,857,161	2,869,989
Net Assets, For 1,392,608 And 1,318,615 Shares Outstanding, Respectively	$ 25,005,598	$ 17,688,493

Net Asset Value Per Share

Investor Class:

Net Assets		$ 1,386,816
Shares Outstanding (unlimited number of shares authorized with no par value)		104,226
Net Asset Value, Redemption Price And Offering Price Per Share		$ 13.31

Institutional Class:

Net Assets	$ 25,005,598	$ 16,301,677
Shares Outstanding (unlimited number of shares authorized with no par value)	1,392,608	1,214,389
Net Asset Value, Redemption Price And Offering Price Per Share	$ 17.96	$ 13.42

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2018 (UNAUDITED)

	Small Cap Fund	Quest for Income and Growth Fund
Investment Income:
Dividends (net of foreign withholding of $0 and $14,226, respectively)	$ 79,385	$ 269,480
Distributions Received From Master Limited Partnerships	-	18,378
Interest	3,557	2,566
Total Investment Income	82,942	290,424

Expenses:
Advisory Fees (Note 4)	121,887	82,270
Distribution (12b-1) Fees - Investor Class	-	1,668
Audit Fees	9,400	10,950
Transfer Agent & Accounting Fees	15,900	18,524
Registration Fees	1,224	91
Custody Fees	3,585	4,633
Insurance Fees	3,158	2,099
Trustee Fees	1,875	1,875
Printing Fees	642	398
NASDAQ Fees	316	631
Miscellaneous Fees	1,516	1,656
Legal Fees	12,224	8,480
Total Expenses	171,727	133,275
Advisory Fees Waived (Note 4)	(37,652)	(41,111)
Net Expenses	134,075	92,164

Net Investment Income (Loss)	(51,133)	198,260

Realized And Unrealized Gain On Investments:
Realized Gain On Investments	1,693,964	413,147
Net Change In Unrealized Appreciation On Investments	525,201	1,163,680
Net Realized And Unrealized Gain On Investments	2,219,165	1,576,827

Net Increase In Net Assets Resulting From Operations	$ 2,168,032	$ 1,775,087

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2018	7/31/2017
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (51,133)	$ (121,218)
Net Realized Gain On Investments	1,693,964	2,981,851
Net Change In Unrealized Appreciation On Investments	525,201	235,535
Net Increase In Net Assets Resulting From Operations	2,168,032	3,096,168

Distributions To Shareholders:
Realized Gains	(1,883,290)	(1,897,049)
Total Distributions Paid To Shareholders	(1,883,290)	(1,897,049)

Capital Share Transactions (Note 5)	1,318,535	(4,922,843)

Total Increase (Decrease) In Net Assets	1,603,277	(3,723,724)

Net Assets:
Beginning Of Period	23,402,321	27,126,045

End Of Period (Including Accumulated Net Investment Income (Loss)	$ 25,005,598	$ 23,402,321
Of $(51,133) And $0, Respectively)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	1/31/2018	7/31/2017
Increase In Net Assets From Operations:
Net Investment Income	$ 198,260	$ 429,869
Net Realized Gain On Investments	413,147	661,331
Net Change In Unrealized Appreciation On Investments	1,163,680	141,177
Net Increase In Net Assets Resulting From Operations	1,775,087	1,232,377

Distributions To Shareholders:
Net Investment Income:
Investor Class	(22,288)	(37,462)
Institutional Class	(258,401)	(427,943)
Return Of Capital:
Investor Class	(6,555)	(22,299)
Institutional Class	(63,299)	(207,975)
Total Distributions Paid To Shareholders	(350,543)	(695,679)

Capital Share Transactions (Note 5)	475,346	540,078

Total Increase In Net Assets	1,899,890	1,076,776

Net Assets:
Beginning Of Period	15,788,603	14,711,827

End Of Period (Including Accumulated Net Investment Income (Loss)	$ 17,688,493	$ 15,788,603
Of $(23,837) And $58,592, Respectively)

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2018

		7/31/2017	7/31/2016	7/31/2015	7/31/2014	7/31/2013

Net Asset Value, At Beginning of Period	$ 17.75	$ 16.72	$ 17.69	$ 15.86	$ 15.33	$ 12.90

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.04)	(0.09)	(0.10)	(0.06)	(0.13)	(0.08)
Net Gain On Securities (Realized And Unrealized)	1.68	2.67	0.17	3.29	0.77	2.73
Total From Investment Operations	1.64	2.58	0.07	3.23	0.64	2.65

Distributions:
Realized Gains	(1.43)	(1.55)	(1.04)	(1.40)	(0.11)	(0.22)
Total From Distributions	(1.43)	(1.55)	(1.04)	(1.40)	(0.11)	(0.22)

Net Asset Value, At End Of Period	$ 17.96	$ 17.75	$ 16.72	$ 17.69	$ 15.86	$ 15.33

Total Return **	9.30%(b)	16.01%	0.87%	21.40%	4.17%	21.01%

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 25,006	$23,402	$ 27,126	$25,441	$18,719	$15,841
Before Waivers
Ratio Of Expenses To Average Net Assets	1.41%(a)	1.41%	1.38%	1.39%	1.49%	1.69%
After Waivers
Ratio Of Expenses To Average Net Assets	1.10%(a)	1.10%	1.10%	1.10%	1.10%	1.13%
Ratio Of Net Investment Loss To Average Net Assets	(0.42)%(a)	(0.51)%	(0.65)%	(0.33)%	(0.78)%	(0.59)%
Portfolio Turnover	22.13%(b)	64.06%	51.76%	68.50%	79.29%	86.85%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INVESTOR CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/18/2018	Years Ended				Period Ended* 7/31/2013

		7/31/2017	7/31/2016	7/31/2015	7/31/2014

Net Asset Value, At Beginning of Period	$ 12.24	$ 11.87	$ 12.06	$ 12.98	$ 12.65	$ 12.70

Income From Investment Operations:
Net Investment Income **	0.14	0.30	0.32	0.38	0.71	0.05
Net Gain (Loss) On Securities (Realized And Unrealized)	1.20	0.61	(0.16)	(0.84)	0.48	(0.05)
Total From Investment Operations	1.34	0.91	0.16	(0.46)	1.19	0.00

Distributions:
Net Investment Income	(0.21)	(0.34)	(0.30)	(0.46)	(0.76)	(0.05)
Realized Gains	-	-	-	-	(0.10)	-
Return Of Capital	(0.06)	(0.20)	(0.05)	-	-	-
Total From Distributions	(0.27)	(0.54)	(0.35)	(0.46)	(0.86)	(0.05)

Net Asset Value, At End Of Period	$ 13.31	$ 12.24	$ 11.87	$ 12.06	$ 12.98	$ 12.65

Total Return ***	11.13%(b)	7.91%	1.47%	(3.68)%	9.49%	(0.02)%(b)

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 1,387	$ 1,269	$ 1,310	$ 1,356	$ 1,718	$ 2,731
Before Waivers
Ratio Of Expenses To Average Net Assets	1.89%(a)	1.94%	2.04%	2.14%	2.24%	2.17%(a)
After Waivers
Ratio Of Expenses To Average Net Assets	1.35%(a)	1.35%	1.35%	1.35%	1.35%	1.35%(a)
Ratio Of Net Investment Income To Average Net Assets	2.18%(a)	2.58%	2.82%	3.01%	5.45%	2.63%(a)
Portfolio Turnover	30.74%(b)	91.08%	90.56%	36.85%	38.63%	46.45%(b)

* For the period June 4, 2013 (launch of share class) through July 31, 2013.

** Per share net investment income has been determined on the basis of average shares outstanding during the period.

*** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER QUEST FOR INCOME & GROWTH FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 1/31/2018

		Years Ended
		7/31/2017	7/31/2016	7/31/2015	7/31/2014	7/31/2013

Net Asset Value, At Beginning Of Period	$ 12.33	$ 11.93	$ 12.10	$ 13.02	$ 12.61	$ 12.01

Income (Loss) From Investment Operations:
Net Investment Income *	0.16	0.34	0.34	0.41	0.77	0.57
Net Gain (Loss) On Securities (Realized And Unrealized)	1.20	0.60	(0.15)	(0.85)	0.46	0.77
Total From Investment Operations	1.36	0.94	0.19	(0.44)	1.23	1.34

Distributions:
Net Investment Income	(0.22)	(0.36)	(0.31)	(0.48)	(0.72)	(0.64)
Realized Gains	-	-	-	-	(0.10)	(0.10)
Return Of Capital	(0.05)	(0.18)	(0.05)	-	-	-
Total From Distributions	(0.27)	(0.54)	(0.36)	(0.48)	(0.82)	(0.74)

Net Asset Value, At End of Period	$ 13.42	$ 12.33	$ 11.93	$ 12.10	$ 13.02	$ 12.61

Total Return **	11.21%(b)	8.18%	1.72%	(3.47)%	9.84%	11.40%

Ratios/Supplemental Data:
Net Assets At End Of Period (Thousands)	$ 16,302	$14,520	$13,402	$14,150	$15,702	$11,984
Before Waivers
Ratio Of Expenses To Average Net Assets	1.60%(a)	1.64%	1.64%	1.60%	1.74%	2.04%
After Waivers
Ratio Of Expenses To Average Net Assets	1.10%(a)	1.10%	1.10%	1.10%	1.10%	1.12%
Ratio Of Net Investment Income To Average Net Assets	2.43%(a)	2.83%	3.05%	3.23%	5.93%	4.54%
Portfolio Turnover	30.74%(b)	91.08%	90.56%	36.85%	38.63%	46.45%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2018 (UNAUDITED)

Note 1. Organization

Ranger Funds Investment Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of four series:  Ranger Small Cap Fund, Ranger Mid Cap Fund, Ranger International Fund, and Ranger Quest for Income and Growth Fund.  The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund (collectively, the “Funds”). The Ranger Mid Cap Fund and Ranger International Fund are not currently available for sale.  Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective of seeking long-term capital appreciation.  Ranger Quest for Income and Growth Fund (“Income and Growth Fund”) is a diversified portfolio with an investment objective of seeking long term growth of capital while providing current income.  Each Fund offers Institutional Class Shares and Investor Class Shares.  The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board”).  Currently, the Small Cap Fund does not offer its Investor Class shares for sale.  The Declaration of Trust permits the Board to create additional funds and share classes.

Ranger Investment Management, L.P. (the “Small Cap Adviser”) and Ranger International Management, L.P, (the “Income and Growth Adviser”) serve as investment advisers (the “Advisers”) to Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.

Note 2.  Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Fund-level income and expenses, and realized and unrealized capital gains and losses are allocated to each share class based on their relative net asset within the Funds. Class-specific expenses are allocated to that share class.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Throughout the six months ended January 31, 2018, the officers of the Trust have analyzed the Funds’ tax positions, and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ open tax years or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. As of, and during the six months ended January 31, 2018, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Small and Medium Capitalization Risk:  Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group.  The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies.  Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Foreign Exchange Rate Risk:  Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity Risk:  Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.

Return of Capital Estimates. Distributions received from a Fund’s investments in Real Estate Investments Trusts (REITs) and Master Limited Partnerships (MLPs), generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates. Such estimates are based on historical information available from each REIT, each MLP and other industry sources. These estimates may subsequently be revised based on information received from REITs and MLPs after their tax reporting periods are concluded.

Share Valuation: The net asset value per share of each class of shares for Small Cap Fund and Income and Growth Fund are calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of Small Cap Fund and Income and Growth Fund is equal to the net asset value per share.

Share Class Accounting:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Translation of Foreign Currency: Assets and liabilities denominated in foreign currencies are translated into United States dollar amounts at the daily exchange rates.  Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into United States dollar amounts on the transaction

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

date.  Adjustments arising from foreign currency transactions are reflected in the statement of operations.

The Funds do not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held.  Such fluctuations are included in net realized and unrealized gain on investments in the statement of operations.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds’ that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

Transfer Agent Agreement and Accounting Services Agreement:  Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agency and Service Agreement with the Trust. Under the Transfer Agency and Service Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to a Fund Accounting Services Agreement with the Trust.   As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

For the services rendered to the Funds pursuant to the Transfer Agent Agreement and Accounting Services Agreement, each Fund pays MSS an annual fee based on the average net asset value of the Fund. Each Fund receives a discount depending on the net assets of the Fund. For the six months ended January 31, 2018, the Small Cap Fund and the Income and Growth Fund incurred $15,900 and $18,524 in Transfer Agent and Accounting fees, respectively.  At January 31, 2018, the Small Cap Fund and the Income and Growth Fund owed $2,650 and $3,082 in Transfer Agent and Accounting fees, respectively.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by each Fund’s Investor Class is 0.25% of its respective average daily net assets.   Institutional Class shares of the Funds are not subject to a 12b-1 fee, and do not have a Rule 12b-1 plan.    Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Rafferty Capital Markets, LLC served as the principal underwriter and national distributor for the shares of the Trust,  until November 10, 2017.   As of November 10, 2017, Foreside Fund Services, LLC (the "Distributor") serves as the principal underwriter

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement").

The Trust and the Advisers are not affiliated with the Distributor, or Rafferty Capital Markets, LLC.

For the six months ended January 31, 2018, the Income and Growth Fund, Investor Class shares, accrued $1,668 in distribution fees.  At January 31, 2018, the Income and Growth Fund, Investor Class shares, owed $453 in distribution fees.

Note 3. Security Valuations

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisers believe such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the Advisers determine that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

The Income and Growth Fund may invest in publicly traded partnership interests (“PTPs”) and master limited partnership interests (“MLPs”), a subset of PTPs.  PTPs are limited partnerships, the interests in which are known as “units.” PTP units typically trade publically, like stocks, and thus may provide the investor more liquidity than ordinary limited partnerships.  Generally, these securities will be classified as Level 1 of value hierarchy.

Money market mutual funds are generally priced at the ending NAV provided by service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as Level 2. The following table presents information about the Small Cap Fund’s investments measured at fair value as of January 31, 2018:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,202,272	$ -	$ -	$24,202,272
Short Term Investment	833,664	-	-	833,664
Total	$25,035,936	$ -	$ -	$25,035,936

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

The following table presents information about the Income and Growth Fund’s investments measured at fair value as of January 31, 2018:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,831,549	$ -	$ -	$13,831,549
Real Estate Investment Trusts	1,320,242	-	-	1,320,242
Preferred Stocks	148,418	-	-	148,418
Master Limited Partnerships & Publicly Traded Partnerships	2,108,168	-	-	2,108,168
Short Term Investment	284,946	-	-	284,946
Total	$17,693,323	$ -	$ -	$17,693,323

Neither of the Funds held any Level 2 or Level 3 assets during the six months ended January 31, 2018.  Therefore a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments.  Neither of the Funds had transfers into or out of Level 1, Level 2 or Level 3 during the six months ended January 31, 2018.  The Funds consider transfers into and out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended January 31, 2018.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Investment Management Agreements (“Advisory Agreements”) between the applicable Adviser and the Trust, the Small Cap Fund’s Adviser and the Income and Growth Fund’s Adviser, respectively, are entitled to investment advisory fees, computed daily and payable monthly of 1.0% per annum of the average daily net assets of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund, respectively.  For the six months ended January 31, 2018, the Advisers earned $121,887 and $82,270 from the Small Cap Fund and Income and Growth Fund, respectively.  For the six months ended January 31, 2018, the Advisers waived $37,652 and $41,111 in expenses from the Small Cap Fund and Income and Growth Fund, respectively.  At January 31, 2018, the Advisers were owed $12,098 and $12,312 from the Small Cap Fund and Income and Growth Fund, respectively.

The Small Cap Fund’s Adviser and the Income and Growth Fund’s Adviser have each entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreements”), whereby the Advisers have agreed to reduce their fees and reimburse expenses with respect to each of the Funds so that the Net Annual Operating Expenses (exclusive of any Rule 12b-1 fees, acquired fund fees and expenses, distribution or shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) of Ranger Small Cap Fund and Ranger Quest for Income and Growth Fund will not exceed 1.10% and 1.10%, respectively, until November 30, 2018.  The Small Cap Fund’s Adviser and the Income and Growth Fund’s Adviser may recoup any waived amount from each of the Funds pursuant to these Expense Limitation Agreements if such

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

reimbursement does not cause the Funds to exceed existing expense limitations and the reimbursement is made within three years after the year in which the respective adviser incurred the expenses.  As of July 31, 2017, the Small Cap Fund’s Adviser is able to recapture $202,500 in expenses pursuant to the Expense Limitation Agreement for the Small Cap Fund.  As of July 31, 2017, the Income and Growth Fund’s Adviser is entitled to recapture $251,214 in expenses pursuant to the Expense Limitation Agreement for the Income and Growth Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Income and Growth Fund
July 31, 2015	July 31, 2018	$64,004	$ 89,806
July 31, 2016	July 31, 2019	$65,870	$ 77,825
July 31, 2017	July 31, 2020	$72,626	$ 83,583

Each Trustee who is not affiliated with the Trust and/or the Advisers will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings.   The “interested person” who serves as Trustee of the Trust receives no compensation for his services as a Trustee.  None of the executive officers receive compensation from the Trust.

Note 5. Capital Share Transactions

At January 31, 2018, there were unlimited shares authorized at no par value for the Ranger Funds Investment Trust (which includes the Small Cap Fund and the Income and Growth Fund).  Paid in capital for the six months ended January 31, 2018 amounted to $19,419,109 and $15,903,563 for the Small Cap Fund and Income and Growth Fund, respectively.  The following table summarizes transactions in capital for the six months ended January 31, 2018, and the year ended July 31, 2017:

Small Cap Fund – Institutional Class	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	79,751	$ 1,443,616	199,700	$ 3,423,283
Shares Reinvested	57,758	1,029,828	58,467	974,649
Shares Redeemed	(63,363)	(1,154,909)	(561,916)	(9,320,775)
Net Increase (Decrease)	74,146	$1,318,535	(303,749)	$(4,922,843)

Income and Growth Fund – Investor Class	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	5,365	$ 67,029	13,420	$ 157,829
Shares Reinvested	2,294	28,843	5,077	59,761
Shares Redeemed	(7,154)	(91,462)	(25,182)	(297,712)
Net Increase (Decrease)	505	$ 4,410	(6,685)	$ (80,122)

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Income and Growth Fund – Institutional Class	Six Months Ended January 31, 2018		Year Ended July 31, 2017
	Shares	Amount	Shares	Amount
Shares Sold	70,141	$899,330	140,689	$1,650,715
Shares Reinvested	24,722	313,422	52,263	619,540
Shares Redeemed	(58,438)	(741,816)	(138,440)	(1,650,055)
Net Increase (Decrease)	36,425	$ 470,936	54,512	$ 620,200

The Small Cap Fund has not issued Investor Class shares.

Note 6. Investments

Small Cap Fund

For the six months ended January 31, 2018, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $5,217,277 and $6,196,697, respectively. For federal income tax purposes, as of January 31, 2018, the gross unrealized appreciation for all securities totaled $5,404,084 and the gross unrealized depreciation for all securities totaled $546,923, for a net unrealized appreciation of $4,857,161.  The aggregate cost of securities for federal income tax purposes at July 31, 2017, was $20,178,775.

Income and Growth Fund

For the six months ended January 31, 2018, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, aggregated $5,140,040 and $4,877,353, respectively. For federal income tax purposes, as of January 31, 2018, the gross unrealized appreciation for all securities totaled $3,012,820 and the gross unrealized depreciation for all securities totaled $142,831, for a net unrealized appreciation of $2,869,989.  The aggregate cost of securities for federal income tax purposes at January 31, 2018, was $14,823,334.

Note 7. Federal Income Taxes

Small Cap Fund

During the six months ended January 31, 2018, a long-term capital gain distribution of $1.367292 per share, and a short-term capital gain distribution of $0.063486 per share, was paid on December 28, 2017, for shareholders on record as of December 27, 2017, for a total distribution of $1,883,290.

The tax character of distributions paid during the six months ended January 31, 2018, was as follows:

 Capital Gain

         $ 1,883,290

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

During the year ended July 31, 2017, a long-term capital gain distribution of $1.52845 per share, and a short-term capital gain distribution of $0.01790 per share, was paid on December 29, 2016, for shareholders on record as of December 28, 2016, for a total distribution of $1,897,049.

The tax character of distributions paid during the year ended July 31, 2017, was as follows:

           Capital Gain

        $ 1,897,049

During the year ended July 31, 2017, a long-term capital gains in the amount of $579,365, and ordinary income in the amount of $37,637, were distributed in connection with Small Cap Fund share redemptions.

As of July 31, 2017, for tax purposes the Small Cap Fund’s undistributed net investment income was $83,565 which resulted from short term capital gain. Additionally, the Small Cap Fund has elected to defer 2016 post October capital losses of $0, and its accumulated net realized gain on investments is $942,925.  The Small Cap Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.  In addition, the Small Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.  These reclassifications have no effect on net assets or net asset values per share.  Accordingly, during the year ended July 31, 2017, amounts have been reclassified to reflect an increase in undistributed net investment income of $121,218, an increase in paid in capital of $617,002, and a corresponding decrease in accumulated net realized gain from investments of $738,220.

Income and Growth Fund

Investor Class

During the six months ended January 31, 2018, an ordinary income distribution of $0.1350 per share, was paid on September 28, 2017, for shareholders on record as of September 27, 2017 for a total distribution of $14,030.  An ordinary income distribution of $0.078048 per share, and a return of capital distribution of $0.061952 per share were paid on December 28, 2017, for shareholders on record as of December 27, 2017, for a total distribution of $14,813.

The tax character of distributions paid during the six months ended January 31, 2018, was as follows:

          Ordinary Income

$   22,288

          Return of Capital

$     6,555

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

During the year ended July 31, 2017, an ordinary income distribution of $0.1330 per share was paid on June 29, 2017, for shareholders on record as of June 28, 2017 for a total distribution of $13,920.  An ordinary income distribution of $0.09707 per share, a return of capital distribution of $0.03425 per share, were paid on March 30, 2017, for shareholders on record as of March 29, 2017, for a total distribution of $14,428. An ordinary income distribution of $0.06286 per share, a return of capital distribution of $0.07408 per share, were paid on September 29, 2016, for shareholders on record as of September 28, 2016, for a total distribution of $15,653. An ordinary income distribution of $0.04945 per share, a return of capital distribution of $0.08748 per share, were paid on December 29, 2016, for shareholders on record as of December 28, 2016, for a total distribution of $15,760.

The tax character of distributions paid during the year ended July 31, 2017, was as follows:

           Ordinary Income

$   37,462

           Return of Capital

$   22,299

Institutional Class

During the six months ended January 31, 2018, an ordinary income distribution of $0.1350 per share, was paid on September 28, 2017, for shareholders on record as of September 27, 2017 for a total distribution of $156,219.  An ordinary income distribution of $0.086448 per share, and a return of capital distribution of $0.053552 per share were paid on December 28, 2017, for shareholders on record as of December 27, 2017, for a total distribution of $165,481.

The tax character of distributions paid during the six months ended January 31, 2018, was as follows:

           Ordinary Income

$   258,401

           Return of Capital

$     63,299

During the year ended July 31, 2017, an ordinary income distribution of $0.1330 per share was paid on June 29, 2017, for shareholders on record as of June 28, 2017 for a total distribution of $156,109.  An ordinary income distribution of $0.10530 per share, a return of capital distribution of $0.02648 per share, were paid on March 30, 2017, for shareholders on record as of March 29, 2017, for a total distribution of $159,254.  An ordinary income distribution of $0.06867 per share, a return of capital distribution of $0.07052 per share, were paid on September 29, 2016, for shareholders on record as of September 28, 2016, for a total distribution of $159,361. An ordinary income distribution of $0.05734 per share, a return of capital distribution of $0.08279 per share, were paid on December 29, 2016, for shareholders on record as of December 28, 2016, for a total distribution of $161,194.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

The tax character of distributions paid during the year ended July 31, 2017, was as follows:

           Ordinary Income

$   427,943

           Return of Capital

$   207,975

As of July 31, 2017, for tax purposes the Income and Growth Fund’s accumulated net investment loss was $1,098,198, which includes $1,156,790 of short term capital loss and its undistributed realized loss (“capital loss carryforward”) on investments was $363,484. These capital loss carryforward amounts have no expiration. The Income & Growth Fund has elected to defer 2016 post October capital losses of $0.  The Income and Growth Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended July 31, 2017, amounts have been reclassified to reflect an increase in undistributed net investment income of $100,797 and a corresponding increase in accumulated net realized loss from investments of $100,797.

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of January 31, 2018, R. E. Smith Sub S Trust, held approximately 42.83% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund.  As of January 31, 2018, Charles Schwab & Co., Inc., held in omnibus accounts for the benefit of others, approximately 61.52% of the voting securities of the Income and Growth Fund and may be deemed to control the Income and Growth Fund.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

EXPENSE ILLUSTRATION

JANUARY 31, 2018 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees, 12b-1 fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, August 1, 2017 through January 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Ranger Small Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2017	January 31, 2018	August 1, 2017 to January 31, 2018

Actual	$1,000.00	$1,093.03	$5.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Small Cap Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Ranger Quest for Income and Growth Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2017	January 31, 2018	August 1, 2017 to January 31, 2018

Actual	$1,000.00	$1,111.34	$7.18
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.40	$6.87

* Expenses are equal to the Income and Growth Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ranger Quest for Income and Growth Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2017	January 31, 2018	August 1, 2017 to January 31, 2018

Actual	$1,000.00	$1,112.14	$5.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.66	$5.60

* Expenses are equal to the Income and Growth Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

TRUSTEES & OFFICERS

JANUARY 31, 2018 (UNAUDITED)

Information about Trustees and Officers who are “interested persons” of the Trust as defined under the 1940 Act, and each officer of the Trust, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Jason Christopher Elliott Year of Birth: 1970	Trustee, Chairman (since September 2011)	Manager, Ranger Capital Group, L.L.C. (since 2005).	4	Director, Fiberforge Corp. (2000- 2013).
Kenneth Scott Canon Year of Birth: 1962	President (since September 2011)	President, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	N/A
Nimrod Hacker Year of Birth: 1968	Secretary (since September 2011) Chief Compliance Officer (since September 2016)	General Counsel, Ranger Capital Group Holdings, L.P. (since 2001) and its affiliated investment advisers.	N/A	N/A
Joseph W. Thompson Year of Birth: 1959	Treasurer (since September 2011)	COO/CFO, Ranger Capital Group Holdings, L.P. (since 2002) and its affiliated investment advisers.	N/A	N/A

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201

** The term of office for each Trustee and Officer listed above will continue indefinitely.

*** The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

TRUSTEES & OFFICERS (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

Information about Trustees who are not “interested persons” of the Trust as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address* and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
James F. McCain Year of Birth: 1951	Independent Trustee (since September 2011)	Retired (since 8/2014); Chief Compliance Officer, SteelPath Capital Management LLC and SteelPath Fund Advisors, LLC; Chief Compliance Officer, SteelPath MLP Funds Trust (2010 – 8/2014); Chief Compliance Officer, Brazos Capital Management.	4	None
Curtis A. Hite Year of Birth: 1969	Independent Trustee (since September 2011)	CEO, Improving Holdings (since 2007) (technology consulting).	4	None
Benjamin C. Bell, Jr. Year of Birth: 1959	Independent Trustee (since March 2014)	Managing Member, William K. Woodruff & Co, LLC (since 2009) (investment advisory firm).	4	None

* The address for each Trustee is c/o Ranger, 2828 N. Harwood Street, Suite 1900, Dallas, Texas 75201

** The term of office for each Trustee and Officer listed above will continue indefinitely.

** *The term “Fund Complex” refers to Ranger Funds Investment Trust.

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION

JANUARY 31, 2018 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on April 30 and October 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-458-4744.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-458-4744.

Renewal of Management Agreements

The Board of Trustees (the "Board" or "Trustees") considered the renewal of a management agreement with Ranger International Management, LP, the Ranger Quest for Income and Growth Fund's investment adviser; and the renewal of a management agreement with Ranger Investment Management, LP, the Ranger Small Cap Fund's investment adviser, at an in person meeting held September 25, 2017.  The Trustees review included, but was not limited to the following factors: (i) the investment performance of a fund and its adviser; (ii) the nature, extent and quality of the services provided by the adviser to a fund;  (iii) the cost of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with a fund; (iv) the extent to which economies of scale will be realized as a fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of fund shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the advisory agreements.

Quest for Income & Growth Fund - Agreement with Ranger International Management, LP

i.

Quest for Income & Growth Fund’s Agreement with Ranger International Management, LP

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

The Trustees first reviewed the advisory agreement and 15(c) questionnaire materials supplied by Ranger International Management, LP (the “Advisor”) regarding its advisory agreement with the Trust  on behalf of Quest for Income and Growth.

Nature, Extent and Quality of Services.  The Trustees considered their experience in working with the Advisor noting that its management team is very responsive to the Board and its requests.  They considered the Advisor’s experience and capabilities noting that the Advisor continued to invest in personnel and has maintained its efforts toward addressing cybersecurity and related risks.  They agreed that the Advisor focused on risk management to the benefit of shareholders.  Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services provided.

Performance.  The Trustees noted that the Fund underperformed its benchmarks and peer group during the 1 year, 3 year and since inception periods.  They considered that the Fund’s portfolio manager had explained that income funds, like the Fund, respond to market conditions differently than traditional equity funds.  The Trustees noted that the Fund has continued to seek to generate returns by investing globally in an high yield securities; primarily equities, that provide meaningful income with the potential for capital appreciation.  They agreed that the Advisor continues to provide stable and higher than average income, especially in strong equity markets.  They considered, too, that the Fund’s performance for the calendar year to date period, was more in line with that of peers.  After further discussion, the Trustees concluded that the Fund’s performance was not unreasonable.

Fees and Expenses.  The Trustees noted that the Advisor’s management fee is 1.00%, and that the Advisor has contractually agreed to limit the Fund’s total operating expenses to 1.10%.  They compared the advisory fee to that of a peer group of funds noting that the Fund’s fee was higher than the peer group average of 0.85%, but within the range of fees charged by peer funds (0.65% - 1.25%) and in line with the median fee charged by funds in its Morningstar category.  With respect to total operating expenses, the Trustees noted that although the Fund’s total expenses were in line with the peer group average of 1.09%.  They further considered that the Advisor waived a portion of its advisory fees during the prior year pursuant to the expense limitation agreement.  After further discussion, the Trustees concluded that the advisory fee was reasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by the Advisor and noted the Advisor realized a small profit in connection with the advisory agreement, and a net loss in connection with its overall relationship with the Fund.  After discussion, the Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees noted the absence of breakpoints, but agreed that, given the size of the Fund, the absence of breakpoints was not unreasonable.  They

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

further noted that the Advisor indicated it did not anticipate, based on current and projected asset levels, realizing breakpoints during the next 12 months, but agreed to consider breakpoints as the Fund realizes material growth.  The Board determined to revisit the matter of breakpoints at the renewal of the advisory agreement.

Conclusion.  Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that renewal of the advisory agreement is in the best interests of the Trust and shareholders of the Fund.

ii.

Small Cap Fund – Advisory Agreement with Ranger Investment Management, LP

The Trustees next turned their attention to the advisory agreement and 15(c) questionnaire materials supplied by Ranger Investment Management, LP (the “Advisor”) regarding its advisory agreement with the Trust on behalf of Small Cap.

Nature, Extent and Quality of Services.  The Trustees considered their experience in working with the Advisor noting that its management team is very responsive to the Board and its requests.  They considered the Advisor’s experience and capabilities noting that the adviser continued to invest in personnel and has maintained its efforts toward addressing cybersecurity and related risks.  They agreed that the Advisor focused on risk management to the benefit of shareholders.  Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services provided.

Performance.  The Trustees noted that the Fund outperformed its peer group for the 1 year, 3 year and since inception periods, and delivered returns in line with or exceeding its Morningstar category and benchmark index returns over all periods shown.  The Trustees considered the Advisor’s explanation of the impact of rising interest rates and a shift in the market to higher quality stocks on the Fund’s performance.  The Trustees determined they were satisfied with the Fund’s performance.

Fees and Expenses.  The Trustees noted that the Advisor’s management fee is 1.00%, and that the Advisor contractually agreed to limit the Fund’s total operating expenses to 1.10%.  They compared the advisory fee to that of a peer group of funds and noted that although the advisory fee was higher than the peer group average of 0.809%, it was in line with the Morningstar category median advisory fee of 1.00%.  They further considered that the Fund’s net expense ratio, after waiver, was lower than the average total operating expenses of the peer group (1.180%).  They further considered that the Advisor waived a portion of its advisory fees during the prior year pursuant to the expense limitation agreement, and considered that the Advisor has potentially significant exposure to the cap in the event of asset decline.  The Trustees considered the fees charged by the Advisor to its other clients noting that although the Fund’s fee was among

RANGER FUNDS INVESTMENT TRUST

RANGER SMALL CAP FUND

RANGER QUEST FOR INCOME & GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

JANUARY 31, 2018 (UNAUDITED)

the higher fees charged by the Advisor, the compliance, regulatory monitoring and other requirements related to the management and operation of the Fund were significantly greater than those of separate accounts and unregistered funds.  After further discussion, the Trustees concluded that the advisory fee was reasonable.

Profitability.  The Trustees reviewed the profitability analysis provided by the Advisor and noted that the Advisor realized a profit in connection with its relationship with the Fund but agreed that such profits were modest in terms of actual dollars and in light of the time and effort necessary to manage a mutual fund.  The Trustees concluded that excessive profitability was not a concern at this time.

Economies of Scale.  The Trustees noted the absence of breakpoints, but agreed that, given the size of the Fund, the absence of breakpoints was not unreasonable.  They further noted that the Advisor indicated it did not anticipate, based on current and projected asset levels, realizing breakpoints during the next 12 months, but agreed to consider breakpoints as the Fund realizes material growth.  The Board determined to revisit the matter of breakpoints at the renewal of the advisory agreement.

Conclusion.  Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the advisory fee structure is reasonable and that renewal of the advisory agreement is in the best interests of the Trust and shareholders of the Fund.

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Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 31, 2018, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.  Applies to closed-end funds only.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date March 15, 2018

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date March 15, 2018